Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Measurements
Carrying amounts and estimated fair values of financial instruments

	June 30, 2021		December 31, 2020
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Recurring:
Financial assets:
Cash and cash equivalents	$51,589	$51,589	$52,583	$52,583
Non-current derivative assets:
Interest rate swap contracts	168	168	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	9,984	9,984	10,695	10,695
Non-current derivative liabilities:
Interest rate swap contracts	8,495	8,495	19,358	19,358
Long-term debt, current and non-current	1,003,211	1,003,211	1,036,118	1,036,118
Non-Recurring:
Non-current assets:
Vessel	48,156	48,156	—	—

Schedule of assets and liabilities measured at fair value on recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	June 30,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2021	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$51,589	$51,589	$—	$—
Current derivative assets:
Interest rate swap contracts	168	—	168	—
Financial liabilities:
Non-current derivative liabilities:
Interest rate swap contracts	9,984	—	9,984	—
Non-current derivative liabilities:
Interest rate swap contracts	8,495	—	8,495	—
Long-term debt, current and non-current	1,003,211	—	1,003,211	—
Non-Recurring:
Non-current assets:
Vessel	48,156	—	—	48,156

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2020	(Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash and cash equivalents	$52,583	$52,583	$—	$—
Current derivative assets:
Interest rate swap contracts	—	—	—	—
Foreign exchange forward contracts	—	—	—	—
Non-current derivative assets:
Interest rate swap contracts	—	—	—	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	10,695	—	10,695	—
Non-current derivative liabilities:
Interest rate swap contracts	19,358	—	19,358	—
Long-term debt, current and non-current	1,036,118	—	1,036,118	—

Schedule of valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a non-recurring basis

			Significant
	Fair		unobservable
(U.S. Dollars in thousands)	Value	Valuation technique	inputs:	WACC (1)
Non-Recurring:
Non-current assets:
Windsor Knutsen	$48,156	Discounted cash flow	Discount rate	6.38%